DIVESTITURES DIVESTITURES - Agriculture Division Components of Income (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income from discontinued operations, net of tax	$ (217)	$ (158)	$ (82)	$ (60)	$ 60	$ 155	$ (256)	$ 765	$ 517	$ 724	$ 4,185
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Noncontrolling Interest									0	(73)	(116)
Disposal Group, Including Discontinued Operation, Assets	20,659				$ 21,278				20,659	21,278	132,901
Agriculture Division [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Sales, Discontinued Operations										7,144	14,159
Cost of Sales, Discontinued Operations										4,218	9,838
Research and Development Expenses, Discontinued Operations										470	1,320
Selling, General and Administrative Expense, Discontinued Operations										1,294	2,377
Amortization of Intangibles, Discontinued Operations										176	390
Restructuring and asset related charges, Discontinued Operations										117	739
Integration and Separation Costs, Discontinued Operations										430	441
Equity in Earnings on Nonconsolidated Affiliates, Discontinued Operations										(4)	0
Sundry Income (expense), Discontinued Operations										40	258
Interest Expense, Discontinued Operations										91	387
Income (Loss) from Discontinued Operation, before Income Tax										384	(1,075)
Provision for Income Taxes, Discontinued Operations										62	(191)
Income from discontinued operations, net of tax										322	(884)
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Noncontrolling Interest										35	14
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent										$ 287	$ (898)
Non-Core Held for Sale Disposal Group
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Accounts, Notes and Loans Receivable, Net	63								63
Disposal Group, Including Discontinued Operation, Inventory	75								75
Disposal Group, Including Discontinued Operation, Other Assets, Current	35								35
Disposal group, including discontinued operations, equity method investments	164								164
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment	34								34
Disposal Group, Including Discontinued Operation, Intangible Assets	168								168
Disposal Group, Including Discontinued Operation, Other Assets	4								4
Disposal Group, Including Discontinued Operation, Assets	810								810
Disposal Group, Including Discontinued Operation, Accounts Payable	40								40
Disposal Group, Including Discontinued Operation, Accrued Liabilities, Current	50								50
Disposal Group, Including Discontinued Operation, Deferred Tax Liabilities	30								30
Disposal Group, Including Discontinued Operation, Postretirement Plan Benefit Obligation	1								1
Disposal Group, Including Discontinued Operation, Other Liabilities	18								18
Disposal Group, Including Discontinued Operation, Liabilities	$ 140								$ 140